Other long-term liabilities - Preferred Shares, Series C (Details) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)
Class of Stock [Line Items]
2021	$ 334,352
2022	422,609
2023	111,427
2024	240,151
2025	45,451
Thereafter to 2031	3,380,045
Total Preferred shares series C	$ 13,698		$ 13,793
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	100
Preferred stock redemption price per share (in CAD per share) | $ / shares		$ 53,400
Series C Preferred Stock | Dividends Payable
Class of Stock [Line Items]
2021	$ 1,075
2022	1,097
2023	1,324
2024	1,536
2025	1,552
Thereafter to 2031	7,693
Redemption amount	4,195
Estimated dividend and redemption payments	18,472
Less amounts representing interest	(4,774)
Total Preferred shares series C	13,698
Less current portion	(1,075)
Preferred shares series C, noncurrent	$ 12,623